Income Taxes (Components of Income Taxes Paid ) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2026 JPY (¥)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Total income taxes paid	¥ 276,443
Japan
Income Tax Paid, by Individual Jurisdiction [Line Items]
National / Federal	95,979
State and local	8,903
United States
Income Tax Paid, by Individual Jurisdiction [Line Items]
National / Federal	57,759
State and local	15,820
Other jurisdictions
Income Tax Paid, by Individual Jurisdiction [Line Items]
Other jurisdictions	¥ 97,982